Note 16 - Commitments and Contingencies	12 Months Ended
Sep. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]

NOTE 16. COMMITMENTS AND CONTINGENCIES

Leases

As of September 30, 2013, the Company leases office space and equipment in various states expiring at various dates through August 2021, and is committed under operating leases for future minimum lease payments as follows:

Fiscal Year Ending	Rental Expense	Less, Sublease Income	Net
2014	$1,749,360	$28,250	$1,721,110
2015	1,728,190	-	1,728,190
2016	1,533,440	-	1,533,440
2017	1,323,580		1,323,580
Thereafter	2,118,310	-	2,118,310
	$8,452,880	$28,250	$8,424,630

The totals amount of rent payable under the leases is recognized on a straight line basis over the term of the leases. As of September 30, 2013 and September 30, 2012, the Company has recognized deferred rent payable of $220,000 and $241,000, respectively (See Note 12). Rental expense under all operating leases for the years ended September 30, 2013 and September 30, 2012 was $1,992,000 and $2,510,000 respectively. Sublease income under all operating subleases for the years ended September 30, 2013 and 2012 was approximately $90,000 and $95,000 respectively. The reduction in sublease income was due to the renegotiation of the Boca Raton lease, which provided for the return of the Company’s space that was previously sublet, as of June 2013.

Litigation and Regulatory Matters

The Company and its subsidiaries are defendants in arbitrations and administrative proceedings, lawsuits and claims, which are routine and incidental to our business, alleging specified damages of approximately $10,125,000. These matters arise in the normal course of business. The Company intends to vigorously defend itself in these actions, and based on discussions with counsel believes that the eventual outcome of these matters will not have a material adverse effect on the Company. However, the ultimate outcome of these matters cannot be determined at this time. The amounts related to such matters that are reasonably estimable and which have been accrued at September 30, 2013 and 2012, are approximately $250,000 and approximately $325,000 (inclusive of legal fees incurred to date and estimated claims), respectively, and have been included in "Accounts Payable, Accrued Expenses and Other Liabilities" in the accompanying consolidated statements of financial condition. The Company has included in "Professional fees" litigation and FINRA related expenses of $1,022,000 and $1,158,000 for fiscal years 2013 and 2011, respectively.

Employment Agreements

Mark D. Klein

On June 7, 2013, the Company entered into a Co-Executive Chairman and Chief Executive Officer Compensation Plan with Mark D. Klein, providing for the terms of his employment as Co-Executive Chairman and Chief Executive Officer for a period beginning January 25, 2013 and ending on September 30, 2015. Mr. Klein initially received a base salary $1.00 per annum. Beginning October 1, 2013 Mr. Klein's base salary is $200,000 per year for Fiscal year 2014 as approved by the Compensation Committee.

Mr. Klein received a grant of fully vested, nonforfeitable, nonqualified stock options to purchase 5,700,000 shares of our common stock, of which (i) options to purchase 1,900,000 shares of common stock have an exercise price of $0.50 per share; (ii) options to purchase 1,900,000 shares of common stock have an exercise price of $0.70 per share; and (iii) options to purchase 1,900,000 shares of common stock have an exercise price of $0.90 per share. The options expire on September 30, 2020.

In the event of any termination, Mr. Klein will be entitled to receive (i) any accrued but unpaid base salary through the date of termination; (ii) any unpaid or unreimbursed expenses incurred in accordance with our policy or the Agreement, to the extent incurred on or prior to the date of termination; (iii) any benefits provided under our benefit plans upon termination of the Mr. Klein's employment, in accordance with the terms therein; (iv) any unpaid bonus in respect to any completed fiscal year that has ended on or prior to the date of termination; and (v) any rights to indemnification by virtue of Mr. Klein's position as an officer or director of National or its subsidiaries and the benefits under any directors’ and officers’ liability insurance policy maintained by National, in accordance with its terms thereof and the Agreement. In the event of any Qualifying Termination (as defined in the Agreement), Mr. Klein is also entitled to receive (1) a lump-sum cash payment of $750,000, provided, that such amount increases to $1,100,000 if a Qualifying Termination occurs in connection with, contingent on or within the 12 months following a Change in Control (as defined in the Agreement); and (2) continuation of the health benefits not to exceed 18 months.

Robert B. Fagenson

On June 20, 2013, the Company entered into a Co-Executive Chairman Compensation Plan with Robert B. Fagenson, providing for the terms of his employment as Co-Executive Chairman for a period beginning January 25, 2013 and ending on September 30, 2015. Mr. Fagenson is not a Named Executive Officer of National. Mr. Fagenson will initially receive a base salary $1.00 per annum. From and after September 30, 2013, Mr. Fagenson's base salary for the remainder of the Fagenson Term shall be as determined by the Compensation Committee of the board of directors of National (with advice (as appropriate) from the board of directors of National), who shall review Mr. Fagenson's base salary no less frequently than each fiscal year; provided however that his base salary for any year beginning October 1, 2013 shall not be less than $180,000 per year. Mr. Fagenson will be eligible to an annual bonus for each fiscal year of the Term as determined by the Compensation Committee. During the Term, Mr. Fagenson will serve as a member of the Executive Committee of the Company.

Mr. Fagenson received a grant of nonforfeitable, nonqualified stock options to purchase 1,500,000 shares of our common stock under our 2013 Omnibus Stock Incentive Plan, of which (i) options to purchase 500,000 shares of common stock vested immediately, one third of such options have an exercise price of $0.50, one third of such options have an exercise price of $0.70 and one third of such options have an exercise price of $0.90; (ii) options to purchase 500,000 shares of common stock will vest on June 20, 2014, one third of such options have an exercise price of $0.50, one third of such options have an exercise price of $0.70 and one third of such options have an exercise price of $0.90; and (iii) options to purchase 500,000 shares of common stock will vest on June 20, 2015, one third of such options have an exercise price of $0.50, one third of such options have an exercise price of $0.70 and one third of such options have an exercise price of $0.90. The options expire on September 30, 2020.

In the event of any termination of the Fagenson Agreement, Mr. Fagenson will be entitled to receive (i) any accrued but unpaid base salary through the date of termination; (ii) any unpaid or unreimbursed expenses incurred in accordance with National policy or the Fagenson Agreement, to the extent incurred on or prior to the date of termination; (iii) any benefits provided under National’s benefit plans upon termination of the Mr. Fagenson's employment, in accordance with the terms therein; (iv) any unpaid bonus in respect to any completed fiscal year that has ended on or prior to the date of termination; and (v) any rights to indemnification by virtue of Mr. Fagenson's position as an officer or director of National or its subsidiaries and the benefits under any directors’ and officers’ liability insurance policy maintained by National, in accordance with its terms thereof and the Fagenson Agreement. In the event of any Qualifying Termination (as defined in the Fagenson Agreement), Mr. Fagenson is also entitled to receive (1) a lump-sum cash payment of $360,000 minus what has been paid in salary; provided that such amount increases by 50% of what is paid pursuant to the foregoing calculation if a Qualifying Termination occurs in connection with, contingent on, or within 12 months following, a Change in Control (as defined in the Fagenson Agreement); and (2) continuation of the health benefits for a period not to exceed 18 months.

Mark Goldwasser

On July 1, 2008, concurrent with the closing of the merger of National and vFinance, Inc., Mark Goldwasser entered into a five-year employment agreement with us, pursuant to which Mr. Goldwasser was entitled to receive an annual base salary of $450,000, which will increase 5% per year, and an automobile expense allowance of $1,000 per month.

On November 23, 2009, Mr. Goldwasser’s employment agreement was amended to revise the bonus payable under such agreement. As revised, for the fiscal year beginning October 1, 2009, the bonus was payable quarterly in an amount equal to seven and one-half (7.5%) percent of our annual Adjusted EBITDA (as defined below) in excess of $1,500,000 (of which 50% will be paid as soon as practicable in cash after the end of each fiscal quarter (“Paid Portion”), and 50% will accrue until the conclusion of the fiscal year (“Accrued Portion”)).

Mr. Goldwasser was eligible to such additional bonuses as our board of directors determined based upon the Board’s assessment of his performance in the various areas, which bonuses may have been paid in cash and/or our common stock at the Board’s discretion.

Pursuant to the employment agreement, Mr. Goldwasser was granted non-qualified stock options to purchase 1,000,000 shares of our common stock at an exercise price of $1.64 per share, which was equal to the average of the 10-day closing market price of our common stock prior to the effective date of the employment agreement. As of September 30, 2012 all 1,000,000 shares of Mr. Goldwasser’s options have vested. The options expire June 30, 2015. On June 20, 2013 these options were modified to provide that (i) such options now expire upon the earlier to occur of June 20, 2016 and 18 months from the end of his employment; and (ii)(a) 30% of the options now have an exercise price of $0.30 per share; (b) 30% of the options now have an exercise price of $0.40 per share; (c) 20% of the options now have an exercise price of $0.50 per share; and (d) 20% of the options now have an exercise price of $0.60 per share.

On June 20, 2013, we and Mr. Goldwasser entered into an amendment (the “Amendment”) to Mr. Goldwasser’s employment agreement. Pursuant to the Amendment, among other things: (i) Mr. Goldwasser’s base salary (1) for the fiscal year period ended September 30, 2013, was changed to $400,000 per annum; (2) for the fiscal year ended September 30, 2014, shall be at the annual rate of $440,000 per annum; and (3) for the fiscal year ended September 30, 2015, shall be at the annual rate of $460,000 per annum; (ii) the term of the Employment Agreement shall end on September 30, 2015; (iii) for fiscal year ending September 30, 2013 all other bonus plans shall be replaced by a quarterly bonus plan based on 9% of the positive adjusted EBITDA (as defined in the Employment Agreement) reported by us with a maximum of $40,000 earned in any quarter; (iv) all bonuses for fiscal years ending September 30, 2014 and September 30, 2015 shall be at the discretion of the board of directors of National; (v) Mr. Goldwasser will not be entitled to any Severance Amount (as defined in the Employment Agreement) and Termination Year Bonus (as defined in the Employment Agreement); and (vi) if the Employment Agreement is not extended, Mr. Goldwasser shall be entitled to $400,000 payable pro rata over a twelve month period beginning October 1, 2015.

In addition, on June 20, 2013, Mr. Goldwasser received a grant of nonforfeitable, nonqualified stock options to purchase 1,500,000 shares of our common stock under our 2013 Omnibus Stock Incentive Plan, of which (i) options to purchase 500,000 shares of our common stock vested immediately, one third of such options have an exercise price of $0.50, one third of such options have an exercise price of $0.70 and one third of such options have an exercise price of $0.90; (ii) options to purchase 500,000 shares of our common stock will vest on June 20, 2014, one third of such options have an exercise price of $0.50, one third of such options have an exercise price of $0.70 and one third of such options have an exercise price of $0.90; and (iii) options to purchase 500,000 shares of our common stock will vest on June 20, 2015, one third of such options have an exercise price of $0.50, one third of such options have an exercise price of $0.70 and one third of such options have an exercise price of $0.90. The options expire on September 30, 2020.